Management fees (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Management Fees
Professional and Contract Services Expense	$ 23,180	$ 18,956	$ 16,809